Basis of Preparation and Significant Accounting Policies (Policies)	9 Months Ended
May 31, 2022
Basis Of Preparation And Significant Accounting Policies
Basis of presentation and measurement

a)	Basis of presentation and measurement

These unaudited condensed interim consolidated financial statements (“interim financial statements”) of the Company and its subsidiaries have been prepared in accordance with International Financial Reporting Standard (“IFRS”), International Accounting Standard 34, Interim Financial Reporting (“IAS 34”), as issued by the International Accounting Standards Board (“IASB”). These interim financial statements do not contain all of the required annual disclosures and should be read in conjunction with the Company’s audited consolidated financial statements for the year ended August 31, 2021.

The interim financial statements have been prepared on a historical cost basis except for certain financial instruments which have been measured at fair value.

Statement of financial position items are classified as current if receipt or payment is due within twelve months. Otherwise, they are presented as non-current.

During the year ended August 31, 2021, the Company changed its presentation currency from the Canadian dollar to the US dollar. The Company believes that the change in presentation currency will provide shareholders with a better reflection of the Company’s business activities and enhance the comparability of the Company’s financial information to its peers. For more details, see Note 4 of these interim financial statements. Reference herein of $ or USD is to US dollars, C$ or CAD is to Canadian dollars.

These interim financial statements were approved by the Board of Directors for issue on July 14, 2022.

Significant accounting policies

b)	Significant accounting policies

The accounting policies applied in these interim financial statements are consistent with those applied in the preparation of the Company’s annual consolidated financial statements for the year ended August 31, 2021 except as noted and clarified below.

Mineral properties – Construction in progress

All expenditures undertaken in the development, construction, installation and/or completion of mine production facilities to extract, treat, gather, transport and store of minerals are capitalized and initially classified as “Construction in progress”. All expenditures related to the construction of a mine and obtaining access to the orebody are considered to be capital development and are capitalized. Expenses incurred after reaching the orebody are regarded as operating costs and are included in the cost of ore.

Upon the commencement of commercial production, all related assets included in “Construction in progress” are reclassified to “Mineral properties” or “Property, plant and equipment”. Determination of commencement of commercial production is a complex process and requires significant assumptions and estimates. The commencement of commercial production is defined as the date when the mine is capable of operating in the manner intended by management. The Company considers primarily the following factors, among others, when determining the commencement of commercial production:

·	All major capital expenditures to achieve a consistent level of production and desired capacity have been incurred;
·	A reasonable period of testing of the mine plant and equipment has been completed;
·	A predetermined percentage of design capacity of the mine and mill has been reached; and
·	Required production levels, grades and recoveries have been achieved.

Amendments to IAS 16, Property Plant and Equipment

The Company has early adopted amendments to IAS 16, Property Plant and Equipment as amended in 2020 and are effective for annual reporting periods beginning on or after January 1, 2022. The amendments prohibit the deduction from the cost of an item of property, plant and equipment any proceeds received from the sales of the items produced while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, the entity recognizes the proceeds from the sale of such items, and the cost of producing those items in the Condensed Interim Consolidated Statements of Earnings (Loss) and Comprehensive Income (Loss). There was no impact of this adoption to the comparative periods as these amendments are only applicable to assets accounted for under IAS 16.

Revenue recognition

Revenue from the sale of gold is measured based on the agreed gold price related to the spot gold price specified in a contract with a customer. The Company recognizes revenue when the Company transfers control of its gold over to a customer, either in the form of refined gold or gold doré bars, and no further performance obligation is required from the Company. Typically, the transfer of control occurs when the customer has taken delivery and the consideration is received, or to be received.

Inventory

Inventory classifications include stockpiled ore, gold in-circuit inventory, gold doré inventory and supplies. The value of all production inventories includes direct production costs and attributable overhead incurred to bring the materials to their current point in the processing cycle. General and administrative costs for the corporate office are not included in any inventories. All inventories are valued at the lower of cost and net realizable value, with net realizable value determined with reference to market prices, less estimated future production costs to convert inventories into saleable form. If carrying value exceeds net realizable value, a write-down is recognized. The write-down may be reversed in a subsequent period if the circumstances which caused the write-down no longer exists.

i)	Stockpiled ore represents unprocessed ore that has been mined and is available for future processing. Stockpiled ore is measured by estimating the number of tonnes through physical surveys and contained ounces. Stockpiled ore value is based on the costs incurred, including depreciation and applicable mine-site overheads, in bringing the ore to the stockpile. Costs are added to the stockpiled ore based on current mining costs and are removed at the average costs per tonne of ore in the stockpile.

ii)	Gold in-circuit inventory represents material that is currently being processed to extract the contained gold into a saleable form. The amount of gold in-circuit is determined by assay values and by measure of the various gold bearing materials in the recovery process. The in-circuit gold is valued at the average of the beginning inventory and the costs of material fed into the processing stream plus in-circuit conversion costs including applicable mine-site overheads.

iii)	Gold doré inventory is saleable gold in the form of doré bars that have been poured. Included in the costs are the direct costs of mining and processing operations as well as direct mine site overheads.

iv)	Supplies inventories include equipment parts and other consumables required in the mining and ore processing activities and are valued at the lower of average cost and net realizable value.

New accounting pronouncements

c)	New accounting pronouncements

New standards and amendments issued but not yet effective or adopted are described below

i)	In May 2021, the IASB issued amendments to IAS 12, Income Taxes. The amendments to IAS 12 narrow the scope of the initial recognition exemption so that it no longer applies to transactions which give rise to equal amounts of taxable and deductible temporary differences. The Company is to recognize a deferred tax asset and deferred tax liability for temporary differences arising on initial recognition for certain transactions, including leases and reclamation provisions. The amendments to IAS 12 are effective for annual reporting periods beginning on or after January 1, 2023, with early adoption permitted.

The Company is currently evaluating the impact of these amendments on its consolidated financial statements prior to the effective date.

ii)	IAS 1, Presentation of Financial Statements In January 2020, the IASB issued an amendment to IAS 1, Presentation of Financial Statements, to clarify one of the requirements under the standard for classifying a liability as non-current in nature. The amendment includes:

§	Specifying that an entity’s right to defer settlement must exist at the end of the reporting period;
§	Clarifying that classification is unaffected by management’s intentions or expectations about whether the entity will exercise its right to defer settlement;
§	Clarifying how lending conditions affect classification; and – Clarifying if the settlement of a liability refers to the transfer of cash, equity instruments, other assets or services.

The Company is currently evaluating the impact of these amendments on its consolidated financial statements prior to the effective date.